Acquisitions - Purchase Price Allocation and Useful Life of Acquired Assets (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 25, 2011 Cine Form [Member]	Feb. 25, 2011 Cine Form [Member]	Feb. 25, 2011 Cine Form [Member] Developed Technology	Feb. 25, 2011 Cine Form [Member] Developed Technology	Feb. 25, 2011 Cine Form [Member] Customer Relationships [Member]	Feb. 25, 2011 Cine Form [Member] Customer Relationships [Member]	Feb. 25, 2011 Cine Form [Member] Trade Names [Member]	Feb. 25, 2011 Cine Form [Member] Trade Names [Member]	Feb. 25, 2011 Cine Form [Member] Noncompete Agreements [Member]	Feb. 25, 2011 Cine Form [Member] Noncompete Agreements [Member]	Oct. 18, 2013 General Things [Member]	Oct. 18, 2013 General Things [Member]	Oct. 18, 2013 General Things [Member] Noncompete Agreements [Member]	Oct. 18, 2013 General Things [Member] Noncompete Agreements [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Intangible assets other than goodwill									$ 5,330		$ 170		$ 664		$ 150				$ 161
Goodwill (non-tax deductible)	14,095		14,095	4,233			4,233										9,862
Net deferred tax liabilities							(488)
Other assets and liabilities acquired, net of cash							(146)										84
Total assets acquired							9,913										10,107
Cash paid	3,200	0	2,912	0	7,955	7,955										10,000
Options issued						339										7,000
CineForm note						760
Deferred cash (holdback)						859
Total consideration issued in the acquisition						$ 9,913										$ 17,000
Estimated useful life (in years)								6 years		3 years		5 years		2 years				2 years